UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON TARGET

RETIREMENT SERIES

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

FORM N-Q

OCTOBER 31, 2011

LEGG MASON TARGET RETIREMENT 2015

Schedules of Investments (unaudited)	October 31, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 64.2%
iShares Trust:
iShares MSCI EAFE Index Fund	5,220	$273,371
iShares Russell 1000 Growth Index Fund	1,320	76,969
iShares Russell 1000 Value Index Fund	2,835	178,803
iShares Russell 2000 Index Fund	810	59,916
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	2,598	57,587	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,311	57,752	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	39,370	440,161	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	11,315	151,965	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,582	72,757	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	15,488	186,012	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	8,288	86,939	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	472	57,528	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	6,301	86,960	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	23,324	187,991	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	6,733	82,411	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,275	52,900
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,513	146,106
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	61,941	736,474	(a)
Western Asset High Yield Portfolio, Class IS Shares	7,387	61,606	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,701,668)		3,054,208

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 31.8%
Repurchase Agreements - 31.8%
State Street Bank & Trust Co. repurchase agreement dated 10/31/11; Proceeds at maturity - $1,510,000; (Fully collateralized by U.S. Treasury Bill, 0.000% due 12/29/11; Market Value - $1,544,975) (Cost - $1,510,000)	0.010%	11/1/11	$1,510,000	1,510,000

TOTAL INVESTMENTS - 96.0% (Cost - $4,211,668#)				4,564,208

Other Assets in Excess of Liabilities - 4.0%				192,180

TOTAL NET ASSETS - 100.0%				$4,756,388

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2020

Schedules of Investments (unaudited) (cont’d)	October 31, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.1%
iShares Trust:
iShares MSCI EAFE Index Fund	8,411	$440,484
iShares Russell 1000 Growth Index Fund	2,293	133,705
iShares Russell 1000 Value Index Fund	4,967	313,269
iShares Russell 2000 Index Fund	1,257	92,980
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,110	113,295	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,724	119,962	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	50,455	564,090	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	17,452	234,378	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	6,024	122,347	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	28,262	339,423	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	17,137	179,763	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	944	115,021	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	12,416	171,340	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	41,322	333,055	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	12,025	147,188	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	2,040	84,640
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,995	232,269
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	67,471	802,228	(a)
Western Asset High Yield Portfolio, Class IS Shares	3,009	25,099	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.1% (Cost - $3,977,359#)		4,564,536
Other Assets in Excess of Liabilities - 0.9%		42,452

TOTAL NET ASSETS - 100.0%		$4,606,988

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2025

Schedules of Investments (unaudited) (cont’d)	October 31, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.3%
iShares Trust:
iShares MSCI EAFE Index Fund	11,351	$594,452
iShares Russell 1000 Growth Index Fund	3,217	187,583
iShares Russell 1000 Value Index Fund	7,446	469,619
iShares Russell 2000 Index Fund	1,638	121,163
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	8,163	180,985	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,893	171,468	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	60,282	673,953	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	22,078	296,512	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	6,356	129,082	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	36,984	444,182	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	24,409	256,049	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,392	169,669	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	18,767	258,978	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	53,536	431,500	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	17,063	92,483	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	14,873	182,049	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,690	70,118
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	5,037	292,851
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	49,099	583,787	(a)
Western Asset High Yield Portfolio, Class IS Shares	3,900	32,524	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.3% (Cost - $5,036,210#)		5,639,007
Other Assets in Excess of Liabilities - 0.7%		40,452

TOTAL NET ASSETS - 100.0%		$5,679,459

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2030

Schedules of Investments (unaudited) (cont’d)	October 31, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.6%
iShares Trust:
iShares MSCI EAFE Index Fund	8,165	$427,601
iShares Russell 1000 Growth Index Fund	3,077	179,420
iShares Russell 1000 Value Index Fund	6,667	420,488
iShares Russell 2000 Index Fund	1,116	82,551
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	7,222	160,114	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,542	155,973	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	29,755	332,660	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,880	58,491	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	27,341	328,370	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	22,510	236,126	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,327	161,748	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	17,351	239,439	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	41,927	337,929	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	27,843	150,908	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	10,743	131,494	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	878	36,428
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,432	199,536
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	26,363	313,453	(a)
Western Asset High Yield Portfolio, Class IS Shares	4,726	39,413	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 98.6% (Cost - $3,420,252#)		3,992,142
Other Assets in Excess of Liabilities - 1.4%		55,995

TOTAL NET ASSETS - 100.0%		$4,048,137

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2035

Schedules of Investments (unaudited) (cont’d)	October 31, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.7%
iShares Trust:
iShares MSCI EAFE Index Fund	7,365	$385,705
iShares Russell 1000 Growth Index Fund	3,554	207,234
iShares Russell 1000 Value Index Fund	7,429	468,547
iShares Russell 2000 Index Fund	1,008	74,562
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	7,671	170,062	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,890	171,310	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	3,699	41,352	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,481	30,071	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	24,139	289,911	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	25,479	267,278	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,499	182,661	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	19,248	265,627	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	37,531	302,504	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	27,698	150,123	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	8,990	110,041	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	526	21,824
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,170	184,304
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	12,911	153,511	(a)
Western Asset High Yield Portfolio, Class IS Shares	9,205	76,767	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.7% (Cost - $3,088,797#)		3,553,394
Other Assets in Excess of Liabilities - 0.3%		10,125

TOTAL NET ASSETS - 100.0%		$3,563,519

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2040

Schedules of Investments (unaudited) (cont’d)	October 31, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.6%
iShares Trust:
iShares MSCI EAFE Index Fund	7,563	$396,074
iShares Russell 1000 Growth Index Fund	3,962	231,024
iShares Russell 1000 Value Index Fund	8,656	545,934
iShares Russell 2000 Index Fund	1,273	94,164
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	8,767	194,359	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	4,474	197,016	*(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,441	69,883	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	24,090	289,324	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	28,065	294,402	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,659	202,237	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	22,022	303,910	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	35,337	284,813	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	33,988	184,216	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	11,958	146,367	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	990	41,075
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	3,189	185,408
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	9,309	110,681	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,292,029)		3,770,887

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.7%
Repurchase Agreements - 4.7%
State Street Bank & Trust Co. repurchase agreement dated 10/31/11; Proceeds at maturity - $178,000; (Fully collateralized by U.S. Treasury Bill, 0.000% due 12/29/11; Market Value - $184,997) (Cost - $178,000)	0.010%	11/1/11	$178,000	178,000

TOTAL INVESTMENTS - 104.3% (Cost - $3,470,029#)				3,948,887

Liabilities in Excess of Other Assets - (4.3)%				(163,683)

TOTAL NET ASSETS - 100.0%				$3,785,204

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2045

Schedules of Investments (unaudited) (cont’d)	October 31, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.9%
iShares Trust:
iShares MSCI EAFE Index Fund	4,408	$230,847
iShares Russell 1000 Growth Index Fund	2,638	153,822
iShares Russell 1000 Value Index Fund	5,617	354,264
iShares Russell 2000 Index Fund	957	70,789
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,608	124,319	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,813	123,874	*(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,751	55,869	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	13,809	165,848	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	17,916	187,939	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,054	128,437	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	13,862	191,292	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	20,800	167,644	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	16,742	90,743	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	8,686	106,322	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	918	38,088
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,147	124,826
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	5,706	67,845	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 100.9% (Cost - $2,043,280#)		2,382,768
Liabilities in Excess of Other Assets - (0.9)%		(20,349)

TOTAL NET ASSETS - 100.0%		$2,362,419

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT 2050

Schedules of Investments (unaudited) (cont’d)	October 31, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 101.5%
iShares Trust:
iShares MSCI EAFE Index Fund	4,555	$238,545
iShares Russell 1000 Growth Index Fund	2,800	163,268
iShares Russell 1000 Value Index Fund	5,825	367,383
iShares Russell 2000 Index Fund	1,000	73,970
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	6,175	136,890	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,024	133,195	*(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,959	60,088	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	14,538	174,606	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	19,094	200,299	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,119	136,450	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	14,741	203,421	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	22,482	181,206	(a)
Legg Mason Partners Income Trust - Western Asset Emerging Markets Debt Portfolio, Class I Shares	16,291	88,295	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	9,042	110,678	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	975	40,453
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	2,291	133,199
Western Asset Funds, Inc. - Western Asset Core Bond Portfolio, Class IS Shares	6,547	77,849	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 101.5% (Cost - $2,256,046#)		2,519,795
Liabilities in Excess of Other Assets - (1.5)%		(38,029)

TOTAL NET ASSETS - 100.0%		$2,481,766

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON TARGET RETIREMENT FUND

Schedules of Investments (unaudited) (cont’d)	October 31, 2011

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.2%
iShares Trust:
iShares MSCI EAFE Index Fund	1,992	$104,321
iShares Russell 1000 Growth Index Fund	455	26,531
iShares Russell 1000 Value Index Fund	750	47,302
iShares Russell 2000 Index Fund	610	45,122
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	703	15,586	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	330	14,539	*(a)
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	23,469	262,379	(a)
Legg Mason Global Asset Management Trust - Legg Mason Strategic Real Return Fund, Class I Shares	6,974	93,665	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,896	38,516	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	6,995	84,011	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	2,190	22,969	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	128	15,609	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	1,705	23,526	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	9,709	78,254	(a)
The Royce Fund - Royce Value Fund, Institutional Class Shares	5,157	63,125	(a)
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, ETF Shares	660	27,383
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	1,710	99,419
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	63,631	756,567	(a)
Western Asset High Yield Portfolio, Class IS Shares	15,583	129,963	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS - 100.2% (Cost - $1,641,875#)		1,948,787
Liabilities in Excess of Other Assets - (0.2)%		(3,577)

TOTAL NET ASSETS - 100.0%		$1,945,210

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”), and Legg Mason Target Retirement Fund (“Retirement Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedules of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2015
Investments in Underlying Funds†	$3,054,208	—	—	$3,054,208
Short-term investments†	—	$1,510,000	—	1,510,000

Total investments	$3,054,208	$1,510,000	—	$4,564,208

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2020
Investments in Underlying Funds†	$4,564,536	—	—	$4,564,536

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2025
Investments in Underlying Funds†	$5,639,007	—	—	$5,639,007

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2030
Investments in Underlying Funds†	$3,992,142	—	—	$3,992,142

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2035
Investments in Underlying Funds†	$3,553,394	—	—	$3,553,394

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2040
Investments in Underlying Funds†	$3,770,887	—	—	$3,770,887
Short-term investments†	—	$178,000	—	178,000

Total investments	$3,770,887	$178,000	—	$3,948,887

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2045
Investments in Underlying Funds†	$2,382,768	—	—	$2,382,768

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Retirement 2050
Investments in Underlying Funds†	$2,519,795	—	—	$2,519,795

†	See Schedules of Investments for additional detailed categorizations.

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Target Retirement
Investments in Underlying Funds†	$1,948,787	—	—	$1,948,787

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of Funds Risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

Notes to Schedules of Investments (unaudited) (continued)

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Retirement 2015	$352,540	—	$352,540
Retirement 2020	587,177	—	587,177
Retirement 2025	619,364	$(16,567)	602,797
Retirement 2030	571,890	—	571,890
Retirement 2035	472,127	(7,530)	464,597
Retirement 2040	485,931	(7,073)	478,858
Retirement 2045	343,129	(3,641)	339,488
Retirement 2050	277,942	(14,193)	263,749
Retirement Fund	306,912	—	306,912

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended October 31, 2011, the Funds did not invest directly in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 27, 2011

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: December 27, 2011